Related party transactions and information (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions and information
Summary of other related party transactions

	For the period ended	For the year ended
	March 31,	December 31,
	2021	2020	2019
	$’m	$’m	$’m
Net cash received from/(remitted to) Ardagh	206	(55)	(54)
Tax offset in invested capital	(34)	8	(4)
Other changes in intercompany balances	4	(2)	—
	176	(49)	(58)

Schedule of wholly owned operating subsidiaries

Country of
Company	incorporation
Ardagh Metal Beverage Manufacturing Austria GmbH	Austria
Ardagh Metal Beverage Trading Austria GmbH	Austria
Latas Indústria de Embalagens de Alumínio do Brasil Ltda.	Brazil
Ardagh Indústria de Embalagens de Metálicas do Brasil Ltda.	Brazil
Ardagh Metal Beverage Trading France SAS	France
Ardagh Metal Beverage France SAS	France
Ardagh Metal Beverage Germany GmbH	Germany
Ardagh Metal Beverage Trading Germany GmbH	Germany
Ardagh Metal Beverage Trading Netherlands B.V.	Netherlands
Ardagh Metal Beverage Netherlands B.V.	Netherlands
Ardagh Metal Beverage Trading Poland Sp. z o.o	Poland
Ardagh Metal Beverage Poland Sp. z o.o	Poland
Ardagh Metal Beverage Trading Spain SL	Spain
Ardagh Metal Beverage Spain SL	Spain
Ardagh Metal Beverage Europe GmbH	Switzerland
Ardagh Metal Beverage Trading UK Limited	United Kingdom
Ardagh Metal Beverage UK Limited	United Kingdom
Ardagh Metal Beverage USA Inc.	United States